EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
Schedule of calculation of the basic earnings per share attributable to the owners of the Company

	2023	2024	2025
	USD’000	USD’000	USD’000
Profit for the year attributable to the owners of the Company for the purpose of calculating earnings per share	25,653	21,801	36,429

	2023	2024	2025
	‘000	‘000	‘000
Weighted average number of ordinary for the purpose of calculating earnings per share (Note)	557,400	576,727	588,366
Note:

The weighted average number of ordinary shares for the purpose of basic earnings per share has been determined on the basis of the shares issued by the Company excluding the 61,933,000 shares held under share award scheme.

No diluted earnings per share for the years ended December 31, 2023, 2024 and 2025 was presented as there were no potential ordinary shares in issue for the years ended December 31, 2023, 2024 and 2025.